Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VELA Funds
Entity Central Index Key	0001815493
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000234952
Shareholder Report [Line Items]
Fund Name	VELA Income Opportunities Fund
Class Name	Class A
Trading Symbol	VIOAX
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.09%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (March 31, 2022)
VELA Income Opportunities Fund - Class A
Without Load	6.07%	2.49%
With Load	0.79%	1.18%
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index	11.13%	6.14%
Russell 3000® Index	18.09%	10.60%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Performance Inception Date	Mar. 31, 2022
AssetsNet	$ 40,045,763
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 88,533
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$40,045,763 Number of Portfolio Holdings124 Advisory Fee $88,533 Portfolio Turnover29%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Greenbrier Companies, Inc. (The)	2.28%
Copa Holdings, S.A.	2.17%
PepsiCo, Inc.	2.01%
Accenture PLC	1.74%
Pason Systems, Inc.	1.73%
Johnson & Johnson	1.65%
Ambev SA	1.55%
Lamb Weston Holdings, Inc.	1.53%
PPG Industries, Inc.	1.50%
CSX Corp.	1.46%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Utilities	2.2%
Communications	2.3%
Real Estate	3.7%
Materials	3.8%
Money Market Funds	4.6%
Energy	6.4%
Technology	8.6%
Health Care	9.4%
Consumer Staples	10.0%
Industrials	11.8%
Consumer Discretionary	14.1%
Financials	23.6%

C000234953
Shareholder Report [Line Items]
Fund Name	VELA Income Opportunities Fund
Class Name	Class I
Trading Symbol	VIOIX
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (March 31, 2022)
VELA Income Opportunities Fund - Class I	6.34%	2.76%
Russell 3000® Index	18.09%	10.60%
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index	11.13%	6.14%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Performance Inception Date	Mar. 31, 2022
AssetsNet	$ 40,045,763
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 88,533
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$40,045,763 Number of Portfolio Holdings124 Advisory Fee $88,533 Portfolio Turnover29%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Greenbrier Companies, Inc. (The)	2.28%
Copa Holdings, S.A.	2.17%
PepsiCo, Inc.	2.01%
Accenture PLC	1.74%
Pason Systems, Inc.	1.73%
Johnson & Johnson	1.65%
Ambev SA	1.55%
Lamb Weston Holdings, Inc.	1.53%
PPG Industries, Inc.	1.50%
CSX Corp.	1.46%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Utilities	2.2%
Communications	2.3%
Real Estate	3.7%
Materials	3.8%
Money Market Funds	4.6%
Energy	6.4%
Technology	8.6%
Health Care	9.4%
Consumer Staples	10.0%
Industrials	11.8%
Consumer Discretionary	14.1%
Financials	23.6%

C000221920
Shareholder Report [Line Items]
Fund Name	VELA International Fund
Class Name	Class A
Trading Symbol	VEILX
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.34%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.34%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 30, 2020)
VELA International Fund - Class A
Without Load	19.95%	7.66%	11.10%
With Load	13.95%	6.56%	10.06%
MSCI WORLD ex USA Index	22.99%	8.40%	11.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.
AssetsNet	$ 74,587,618
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 261,983
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$74,587,618 Number of Portfolio Holdings55 Advisory Fee $261,983 Portfolio Turnover28%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.9%
Communications	5.1%
Energy	5.8%
Financials	6.8%
Health Care	7.8%
Money Market Funds	10.3%
Materials	10.8%
Technology	11.5%
Industrials	11.7%
Consumer Discretionary	11.8%
Consumer Staples	20.3%

C000221919
Shareholder Report [Line Items]
Fund Name	VELA International Fund
Class Name	Class I
Trading Symbol	VEITX
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.09%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 30, 2020)
VELA International Fund - Class I	20.19%	7.97%	11.40%
MSCI WORLD ex USA Index	22.99%	8.40%	11.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.
AssetsNet	$ 74,587,618
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 261,983
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$74,587,618 Number of Portfolio Holdings55 Advisory Fee $261,983 Portfolio Turnover28%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.9%
Communications	5.1%
Energy	5.8%
Financials	6.8%
Health Care	7.8%
Money Market Funds	10.3%
Materials	10.8%
Technology	11.5%
Industrials	11.7%
Consumer Discretionary	11.8%
Consumer Staples	20.3%

C000221922
Shareholder Report [Line Items]
Fund Name	VELA Large Cap Plus Fund
Class Name	Class A
Trading Symbol	VELAX
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.38%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.38%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 30, 2020)
VELA Large Cap Plus Fund - Class A
Without Load	6.35%	7.63%	12.16%
With Load	1.06%	6.54%	11.11%
Russell 1000® Index	17.74%	11.34%	14.05%
Russell 3000® Index	18.09%	10.87%	13.87%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Performance Inception Date	Sep. 30, 2020
AssetsNet	$ 65,382,517
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 205,573
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$65,382,517 Number of Portfolio Holdings120 Advisory Fee $205,573 Portfolio Turnover20%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class A	4.95%
Amazon.com, Inc.	4.73%
Microsoft Corp.	4.42%
Johnson & Johnson	3.63%
Baker Hughes Co. - Class A	2.95%
Thermo Fisher Scientific, Inc.	2.52%
Accenture PLC - Class A	2.49%
Infineon Technologies A.G. - ADR	2.49%
Berkshire Hathaway, Inc. - Class B	2.45%
Citigroup, Inc.	2.44%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.7%
Purchased Option	2.0%
Materials	2.8%
Consumer Staples	3.2%
Energy	5.5%
Money Market Funds	7.3%
Communications	9.7%
Industrials	10.2%
Financials	10.8%
Consumer Discretionary	14.1%
Health Care	14.3%
Technology	24.8%

C000221921
Shareholder Report [Line Items]
Fund Name	VELA Large Cap Plus Fund
Class Name	Class I
Trading Symbol	VELIX
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.13%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 30, 2020)
VELA Large Cap Plus Fund - Class I	6.66%	7.90%	12.44%
Russell 1000® Index	17.74%	11.34%	14.05%
Russell 3000® Index	18.09%	10.87%	13.87%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Performance Inception Date	Sep. 30, 2020
AssetsNet	$ 65,382,517
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 205,573
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$65,382,517 Number of Portfolio Holdings120 Advisory Fee $205,573 Portfolio Turnover20%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class A	4.95%
Amazon.com, Inc.	4.73%
Microsoft Corp.	4.42%
Johnson & Johnson	3.63%
Baker Hughes Co. - Class A	2.95%
Thermo Fisher Scientific, Inc.	2.52%
Accenture PLC - Class A	2.49%
Infineon Technologies A.G. - ADR	2.49%
Berkshire Hathaway, Inc. - Class B	2.45%
Citigroup, Inc.	2.44%

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.7%
Purchased Option	2.0%
Materials	2.8%
Consumer Staples	3.2%
Energy	5.5%
Money Market Funds	7.3%
Communications	9.7%
Industrials	10.2%
Financials	10.8%
Consumer Discretionary	14.1%
Health Care	14.3%
Technology	24.8%

C000246925
Shareholder Report [Line Items]
Fund Name	VELA Short Duration Fund
Class Name	Class A
Trading Symbol	VASDX
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (December 15, 2023)
VELA Short Duration Fund - Class A
Without Load	4.02%	4.35%
With Load	-1.19%	2.02%
Bloomberg 1-3 Year US Government/Credit Index	3.96%	4.56%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.94%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Performance Inception Date	Dec. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.
AssetsNet	$ 43,950,099
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 60,912
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$43,950,099 Number of Portfolio Holdings126 Advisory Fee $60,912 Portfolio Turnover22%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Cantor Fitzgerald LP, 7.20%, 12/12/28	1.18%
Essent Group, Ltd., 6.25%, 07/01/29	1.18%
Royal Caribbean Group, 6.25%, 03/15/32	1.16%
MGIC Investment Corp., 5.25%, 08/15/28	1.08%
Oaktree Strategic Credit Fund, 8.40%, 11/14/28	1.07%
Ford Motor Credit Co. LLC, 5.80%, 03/08/29	1.04%
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29	1.03%
United States Treasury Note/Bond, 4.50%, 05/15/27	1.03%
United States Treasury Note/Bond, 4.63%, 11/15/26	1.03%
United States Treasury Note, 4.25%, 03/15/27	1.03%

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Technology	0.9%
Utilities	1.2%
Communications	1.5%
Materials	1.9%
Health Care	2.4%
Asset Backed Securities	2.8%
Real Estate	3.1%
Consumer Staples	3.1%
Collateralized Mortgage Obligations	3.3%
Money Market Funds	4.4%
Energy	5.7%
Industrials	6.1%
Consumer Discretionary	11.8%
Financials	22.4%
U.S. Government & Agencies	29.5%

C000246926
Shareholder Report [Line Items]
Fund Name	VELA Short Duration Fund
Class Name	Class I
Trading Symbol	VESDX
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (December 15, 2023)
VELA Short Duration Fund - Class I	4.28%	4.87%
Bloomberg 1-3 Year US Government/Credit Index	3.96%	4.56%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.94%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Performance Inception Date	Dec. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.
AssetsNet	$ 43,950,099
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 60,912
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$43,950,099 Number of Portfolio Holdings126 Advisory Fee $60,912 Portfolio Turnover22%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Cantor Fitzgerald LP, 7.20%, 12/12/28	1.18%
Essent Group, Ltd., 6.25%, 07/01/29	1.18%
Royal Caribbean Group, 6.25%, 03/15/32	1.16%
MGIC Investment Corp., 5.25%, 08/15/28	1.08%
Oaktree Strategic Credit Fund, 8.40%, 11/14/28	1.07%
Ford Motor Credit Co. LLC, 5.80%, 03/08/29	1.04%
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29	1.03%
United States Treasury Note/Bond, 4.50%, 05/15/27	1.03%
United States Treasury Note/Bond, 4.63%, 11/15/26	1.03%
United States Treasury Note, 4.25%, 03/15/27	1.03%

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Technology	0.9%
Utilities	1.2%
Communications	1.5%
Materials	1.9%
Health Care	2.4%
Asset Backed Securities	2.8%
Real Estate	3.1%
Consumer Staples	3.1%
Collateralized Mortgage Obligations	3.3%
Money Market Funds	4.4%
Energy	5.7%
Industrials	6.1%
Consumer Discretionary	11.8%
Financials	22.4%
U.S. Government & Agencies	29.5%

C000221924
Shareholder Report [Line Items]
Fund Name	VELA Small Cap Fund
Class Name	Class A
Trading Symbol	VESAX
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.34%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.34%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 30, 2020)
VELA Small Cap Fund - Class A
Without Load	13.65%	5.99%	14.43%
With Load	7.99%	4.90%	13.36%
Russell 2000® Index	25.72%	3.77%	11.07%
Russell 3000® Index	18.09%	10.87%	13.87%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Performance Inception Date	Sep. 30, 2020
AssetsNet	$ 166,550,121
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 581,147
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$166,550,121 Number of Portfolio Holdings Long59 Advisory Fee $581,147 Portfolio Turnover36%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Kirby Corp.	5.07%
Worthington Enterprises, Inc.	4.23%
Criteo S.A. - ADR	4.06%
Murphy USA, Inc.	3.14%
Wix.com Ltd.	3.08%
Hub Group, Inc. - Class A	2.95%
Pool Corp.	2.71%
Axis Capital Holdings Ltd.	2.59%
Atlanta Braves Holdings, Inc. - Class C	2.41%
Sun Country Airlines Holdings, Inc.	2.27%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.4%
Real Estate	0.8%
Utilities	1.4%
Communications	4.1%
Energy	6.7%
Financials	7.7%
Technology	8.2%
Consumer Staples	8.3%
Health Care	9.3%
Materials	11.8%
Consumer Discretionary	17.9%
Industrials	23.6%

C000221923
Shareholder Report [Line Items]
Fund Name	VELA Small Cap Fund
Class Name	Class I
Trading Symbol	VESMX
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.09%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 30, 2020)
VELA Small Cap Fund - Class I	13.94%	6.26%	14.71%
Russell 2000® Index	25.72%	3.77%	11.07%
Russell 3000® Index	18.09%	10.87%	13.87%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Performance Inception Date	Sep. 30, 2020
AssetsNet	$ 166,550,121
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 581,147
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$166,550,121 Number of Portfolio Holdings Long59 Advisory Fee $581,147 Portfolio Turnover36%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Kirby Corp.	5.07%
Worthington Enterprises, Inc.	4.23%
Criteo S.A. - ADR	4.06%
Murphy USA, Inc.	3.14%
Wix.com Ltd.	3.08%
Hub Group, Inc. - Class A	2.95%
Pool Corp.	2.71%
Axis Capital Holdings Ltd.	2.59%
Atlanta Braves Holdings, Inc. - Class C	2.41%
Sun Country Airlines Holdings, Inc.	2.27%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.4%
Real Estate	0.8%
Utilities	1.4%
Communications	4.1%
Energy	6.7%
Financials	7.7%
Technology	8.2%
Consumer Staples	8.3%
Health Care	9.3%
Materials	11.8%
Consumer Discretionary	17.9%
Industrials	23.6%

C000267518
Shareholder Report [Line Items]
Fund Name	VELA Small-Mid Cap Fund
Class Name	Class I
Trading Symbol	VSMMX
Additional Information Phone Number	1-833-399-1001
Additional Information Website	https://www.velafunds.com/strategies.html?stab=doc
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51Footnote Reference*	1.04%
Footnote	Description
Footnote*	The reporting period is less than a full semi-annual reporting period. Expenses paid for a full semi-annual reporting period would be higher.

Expenses Paid, Amount	$ 51 [1]
Expense Ratio, Percent	1.04%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
Since Inception (December 15, 2025)
VELA Small-Mid Cap Fund - Class I	-3.10%
Russell 2500® Index	0.87%
Russell 3000® Index	-3.69%

* Total returns for periods less than 1 year are not annualized.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Performance Inception Date	Dec. 15, 2025
AssetsNet	$ 7,377,336
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 13,548
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$7,377,336 Number of Portfolio Holdings Long59 Advisory Fee $13,548 Portfolio Turnover10%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Criteo S.A. - ADR	4.00%
Kirby Corp.	3.91%
Worthington Enterprises, Inc.	3.75%
Hub Group, Inc. - Class A	3.12%
Wix.com Ltd.	2.89%
Carlisle Companies, Inc.	2.71%
Arch Capital Group Ltd.	2.64%
Atlanta Braves Holdings, Inc. - Class C	2.61%
Equifax, Inc.	2.59%
Pool Corp.	2.57%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Utilities	1.4%
Communications	4.0%
Consumer Staples	4.9%
Health Care	7.7%
Energy	7.9%
Financials	8.9%
Materials	13.7%
Consumer Discretionary	15.6%
Technology	16.3%
Industrials	19.2%

[1]	The reporting period is less than a full semi-annual reporting period. Expenses paid for a full semi-annual reporting period would be higher.